Equity and Preferred Shares - Schedule of Compulsorily Convertible Preferred Shares (Detail) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 $ / shares shares	Mar. 31, 2017 ₨ / shares shares	Sep. 30, 2016 shares	Mar. 31, 2016 ₨ / shares	Jul. 25, 2015 shares
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		860,997	860,997
Compulsorily convertible preferred shares, Total consideration | ₨	₨ 8,510,387
Compulsorily convertible preferred shares, Price per share | ₨ / shares			₨ 10		₨ 10
Series A CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		38,770	38,770
Compulsorily convertible preferred shares, Total consideration | ₨	92,492
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 49
Series B CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		181,046	181,046
Compulsorily convertible preferred shares, Total consideration | ₨	503,994
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 61
Series C CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		229,880	229,880
Compulsorily convertible preferred shares, Total consideration | ₨	381,600
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 34
Series D CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		84,348	84,348
Compulsorily convertible preferred shares, Total consideration | ₨	474,964
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 102
Series F CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		138,133	138,133
Compulsorily convertible preferred shares, Total consideration | ₨	1,550,508
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 184
Series H CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		133,285	133,285			133,285
Compulsorily convertible preferred shares, Total consideration | ₨	3,840,339
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 450
Series I CCPS [Member]
Class of Stock [Line Items]
Compulsorily convertible preferred shares, Issued | shares		55,535	55,535	55,535
Compulsorily convertible preferred shares, Total consideration | ₨	₨ 1,666,490
Compulsorily convertible preferred shares, Price per share | $ / shares		$ 450